Summary of Accounting Policies - Additional Information (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
EBP 001
EBP, Accounting Policy [Line Items]
Employee benefit plan, note receivable from participant, allowance for credit loss	$ 0	$ 0